Taxes (Tables)	12 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of income tax provision
	For the Years Ended March 31,
	2022	2021	2020
Current tax provision
Japan	$2,301,944	$3,541,410	$2,837,926
	2,301,944	3,541,410	2,837,926
Deferred tax benefit
Japan	(122,276)	(234,362)	(182,140)
	(122,276)	(234,362)	(182,140)
Income tax provision	$2,179,668	$3,307,048	$2,655,786

Schedule of deferred tax assets comprised
	March 31, 2022	March 31, 2021
Deferred tax assets:
Allowance for doubtful accounts	$301,229	$329,893
Accrued member rewards	32,693	62,761
Accrued employee bonus	74,219	54,470
Accrued asset retirement obligation	113,033	-
Accrued employee retirement pension	59,127	-
Investment loss from equity method investment	54,336	-
Net operating loss carry-forwards	25,903	-
Total deferred tax assets	660,540	447,124
Valuation allowance	(25,903)	-
Total deferred tax assets	634,637	447,124
Deferred tax liability:
Change in fair value of purchase option	(115,728)	-
Total deferred tax liability	(115,728)	-
Deferred tax assets, net	$518,909	$447,124

Schedule of reconciles the Japan statutory rate to the company’s effective tax rates
	For the Years Ended March 31,
	2022	2021	2020

Japanese statutory income tax rate	34.0%	34.0%	34.0%
Non-deductible expenses	2.0%	0.6%	1.3%
Non-taxable income	(2.5)%	(3.9)%	(3.3)%
Valuation allowance	0.5%	-	-
Others	2.2%	1.0%	3.2%
Subtotal	36.2%	31.7%	35.2%
Undistributed retained earnings tax (1)	3.8%	5.8%	-
Effective tax rate	40.0%	37.5%	35.2%